Convertible Notes Payable (Details) - DIAMIR BIOSCIENCES CORP. [Member] - Convertible Notes Payable [Member] - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2025
Convertible Notes Payable [Line Items]
Debt discount	$ 105,178	$ 96,332
Effective interest rate		10.00%
Debt interest rate		4.00%
Founders [Member]
Convertible Notes Payable [Line Items]
Additional borrowings	$ 200,000
Debt instrument principal amount		$ 300,000
Debt discount		$ 35,063
Effective interest rate		10.00%